CLAIMS AND LAWSUITS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Loss Contingencies
Litigation reserve, Balances at Beginning of Period	$ 66	$ 30
Litigation and Investigation Costs	(2)	(11)
Cash Payments	(10)	(6)
Litigation reserve, Balances at End of Period	58	35
Claims, lawsuits, and regulatory proceedings | Continuing operations
Loss Contingencies
Litigation reserve, Balances at Beginning of Period	49	30
Litigation and Investigation Costs	(2)	(11)
Cash Payments	(10)	(6)
Litigation reserve, Balances at End of Period	41	35
Claims, lawsuits, and regulatory proceedings | Discontinued operations
Loss Contingencies
Litigation reserve, Balances at Beginning of Period	17	0
Litigation and Investigation Costs	0	0
Cash Payments	0	0
Litigation reserve, Balances at End of Period	$ 17	$ 0